Inventories	12 Months Ended
Dec. 31, 2022
Inventory, Net [Abstract]
Inventories	INVENTORIES
The following table presents the components of inventories, net of customer advances as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Cost incurred on long-term contracts in progress(*)	$821,398	$769,174
Raw materials	939,331	735,428
Advances to suppliers and subcontractors	202,497	179,456
	1,963,226	1,684,058
Less: Provision for losses on long-term contracts	(16,900)	(13,584)
	$1,946,326	$1,670,474

(*)     Costs incurred to fulfill a contract in advance of the contract being awarded are included in inventories as work-in-process if the Company determines that those costs relate directly to a contract or to an anticipated contract that can be specifically identified and contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract costs). Pre-contract costs that are initially capitalized in inventory are generally recognized as cost of revenues consistent with the transfer of control of the products and services to the customer. All other pre-contract costs, including start-up costs, are expensed as incurred. As of December 31, 2022 and 2021 pre-contract costs were included in inventory in the amount of, $186,738 and $183,628, respectively.